Borrowings - Schedule of Stated Maturities and Future Scheduled Principal Repayments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Stated Maturities and Future Scheduled Principal Repayments [Abstract]
2025
2026
2027	11,960
Total debt principal payments	11,960	11,960
Add: unamortized debt premium	1,049	1,226
Total Amended Senior Note	$ 13,009	$ 13,186